Certain Risk and Concentration (Major Customers) (Details) - Customer Concentration Risk [Member] - customers	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Net Revenues [Member]
Concentration Risk [Line Items]
Individual customer accounted for more than 10% of concentration risk benchmark	0	0	0
Accounts Receivable [Member]
Concentration Risk [Line Items]
Individual customer accounted for more than 10% of concentration risk benchmark	0	0